Senior Secured Convertible Notes (4) and Warrants (Details 3) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 11, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022
Valuation technique		PWERM	PWERM
Warrant [Member]
Fair Value | $	$ 1,530	$ 734
Number of warrants | shares	1,666,667	1,666,667
Closing price (OTCB: GIGA) | $ / shares	$ 0.80	$ 0.30
Term	5 years	5 years
Expiration date	Jan. 11, 2028	Jan. 11, 2028
Valuation technique	Monte Carlo simulation	Monte Carlo simulation
Warrant [Member] | Measurement Input, Price Volatility [Member]
Measurement input	1.3360	1.4330
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Measurement input	0.0372	0.0360